OPERATING EXPENSES BY NATURE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING EXPENSES BY NATURE
Compensation and benefits	$ 4,504	$ 3,001
Corporate administration	969	864
Listing and filing fees	242	646
Professional fees	736	408
Amortization	147	122
Operating expenses before share-based compensation	6,598	5,041
Share-based compensation	1,688	1,666
Total operating expenses	$ 8,286	$ 6,707